Fair Value Measurements - Assets Measured at Fair Value Based on Net Asset Value Per Share (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 27,273,385,937	$ 24,628,318,900
Minimum
EBP, Investment, Fair Value and NAV [Line Items]
Redemption Notice	0 days	0 days
Maximum
EBP, Investment, Fair Value and NAV [Line Items]
Redemption Notice	5 days	5 days
Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 22,738,904,423	$ 20,670,879,318
Investments Measured at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	22,738,904,423	20,670,879,318
Investments Measured at Net Asset Value | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 22,738,904,423	$ 20,670,879,318